OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Royalties - OCS payable	$ 690	$ 552
Commissions	62	90
Provision for product warranty	142	255
Accrued expenses	901	947
Other payables and accrued expenses, total	$ 1,795	$ 1,844